Financial Liabilities - Disclosure of Sensitivity Analysis on the Expected Volatility (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Apr. 17, 2023
Sensitivity analysis on the expected volatility [abstract]
Expected volatility -5%	$ 7,690	$ 5,261
Expected volatility	7,797	5,280
Expected volatility +5%	$ 7,871	$ 5,286